RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 13 – RELATED PARTY TRANSACTIONS

The Company utilizes Vincent Chase Inc., which is a related party and 100% owned by a co-founder of the Company for management advisory and consulting services.  During the six months ended June 30, 2014, the Company incurred $75,000 for these services at the rate of $12,500 per month. The rate was increased to $25,000 per month starting July 1, 2014.

During 2013, the Company issued two promissory notes payable to Vincent Chase Inc., on September 20, 2013 in the amount of $150,000 and on October 28, 2013 in the amount of $100,000. At December 31, 2013 the outstanding amount for the combined notes was $111,794. As of June 30, 2014 the aforementioned notes were repaid in full.

During the first six months of 2014, the Company issued three notes payable to PVM International Inc. (“PVMI”), a related party which is 100% owned by a co-founder of the Company in the amounts of $250,000, $100,000 and $500,000.  These notes were subsequently partially repaid leaving $516,674 outstanding as of June 30, 2014.

During the first three months of 2014, the Company had sales to a related party and shareholder in the amount of $1,000,000. In addition, the same related party paid the Company $150,000 during the first three months of 2014 owed to the Company by an unrelated third party.

On July 9, 2014 the Company repaid $500,000 of the related party notes payable to PVMI.

On July 21, 2014, the Company paid $75,000 to PVMI as a partial payment for advances made by PVMI for escrow deposits used to secure properties for possible license acquisition in the San Diego market area.

On August 13, 2014, the Company issued a note payable to PVMI for $350,000 in exchange for cash received.

Note 11 – Related Party Transactions

During 2012, the Company issued notes payable to a shareholder in the aggregate amount of $125,000 in exchange for the shareholder’s original investment in PVM common stock.  The notes bear no interest and are due on demand.  As of December 31, 2012, the outstanding balance on the notes was $94,000 and as of December 31, 2013, the notes were paid in full.

On January 1, 2012, the Company issued a note payable to PVMI which is 100% owned by the founder of the Company in the amount of $1,000,000 along with the issuance of 2,000,000 shares of the Company’s common stock for 100% of PVMI Named Subsidiaries and for the exclusive use of patents related to PVMI’s dispensing systems. The note was secured with 1,000,000 shares of the Company’s common stock.  The note was due on demand and bore interest at 10% of the outstanding balance beginning January 1, 2013. The balance at December 31, 2012 was $775,038 and as of December 31, 2013, the note was paid in full.

The Company utilizes Vincent Chase Inc., which is 100% owned by the founder of the Company for management advisory and consulting services.  During the years ended December 31, 2013 and 2012, the Company incurred fees of $262,500 and $230,706, respectively, for these services.

During 2013, the Company issued two promissory notes payable to Vincent Chase Inc., on September 20, 2013 in the amount of $150,000 and on October 28, 2013 in the amount of $100,000.   At December 31, 2013 the outstanding amount for the combined notes was $111,794.

The Company utilizes Kind Clinics, LLC, which is 100% owned by the Chief Executive Officer of the Company for management advisory and consulting services.  During the year ended December 31, 2012, the Company incurred $113,613 in fees for these services.

For the year ending December 31, 2013, the Company paid salary to Dr. Bruce Bedrick, the Chief Executive Officer in the gross amount of $133,991. In addition, during 2013 the Company paid  to Dr. Bedrick various expense reimbursements related to Company construction projects in Arizona in the amount of $98,519 and advances on investments in Bio-tech in the amount of $24,000.

For the year ended December 31, 2012 the Company utilized AVT, Inc., for the procurement, manufacture and assembly of its dispensary units. During 2012, the Company incurred approximately $480,000 and $510,000 in manufacturing costs. In addition, the Company’s existing inventory of dispensary units was held at AVT, Inc.’s manufacturing facility in Corona, California on behalf of the Company. The Company believes that its transactions with AVT, Inc. during 2012 were completed on an arms-length basis.